Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment, net
Schedule of Property, plant and equipment

	As of December 31,
	2023	2024
	RMB	RMB
Buildings	234,258	458,356
Production facilities	746,172	1,024,752
Mold and tooling	222,389	974,873
Electronic devices, furniture and office equipment	539,559	756,567
Leasehold improvements	1,250,036	1,477,314
Motor vehicles	45,733	41,195
Subtotal	3,038,147	4,733,057
Less: accumulated depreciation	(882,141)	(1,718,262)
Property, plant and equipment, net	2,156,006	3,014,795
Construction in progress	758,268	210,492
Total	2,914,274	3,225,287